GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details) In Thousands	12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2010 Goodwill From Global Markets And Asset Management [Member] EUR (€)	Dec. 31, 2009 Goodwill From Global Markets And Asset Management [Member] EUR (€)	Dec. 31, 2007 Goodwill From Global Markets And Asset Management [Member] EUR (€)	Dec. 31, 2010 Goodwill From International [Member] EUR (€)	Dec. 31, 2009 Goodwill From International [Member] EUR (€)	Dec. 31, 2007 Goodwill From International [Member] EUR (€)	Dec. 31, 2010 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2009 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2007 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2010 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2009 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2007 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2010 Goodwill From Other [Member] EUR (€)	Dec. 31, 2009 Goodwill From Other [Member] EUR (€)	Dec. 31, 2007 Goodwill From Other [Member] EUR (€)	Dec. 31, 2010 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2009 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2010 Other Intangible Assets [Member] EUR (€)	Dec. 31, 2009 Other Intangible Assets [Member] EUR (€)
Goodwill by segment
Goodwill, opening		€ 3,406,247			€ 7,956	€ 7,956	€ 7,956	€ 476,221	€ 465,777	€ 465,777	€ 2,600,143	€ 2,607,309	€ 2,607,309	€ 239,297	€ 239,297	€ 239,297	€ 82,630	€ 82,630	€ 82,630
Additions					0	0		(6,274)	11,202		107,303	(7,166)		0	0		(1,878)	0
Impairment/write-offs	9,086	6,320	0	4,585	0	0		(6,320)	0		0	0		0	0		0	0
Disposals					0	0		0	(758)		0	0		0	0		0	0
Goodwill, closing	5,030,302	3,499,078	3,406,247		7,956	7,956	7,956	463,627	476,221	465,777	2,707,446	2,600,143	2,607,309	239,297	239,297	239,297	80,752	82,630	82,630
Software and other intangibles
Gross carrying amount																				504,164	415,510	393,186	379,113
Accumulated amortization																				298,092	248,594	139,367	106,893
Net book value	$ 661,143	€ 459,891	€ 439,136																	€ 206,072	€ 166,916	€ 253,819	€ 272,220